Hedging Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2021
Statement [LineItems]
Summary of hedging financial instruments

	December 31, 2020	June 30, 2021
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets- current
Fair value hedges
Interest rate futures contracts	$0.1	$0.3

Financial liabilities- current
Fair value hedges
Interest rate futures contracts	$1.2	$10.2

Interest rate risk [member]
Statement [LineItems]
Summary of Information Related to Hedged Items
The following tables summarize

the information relating to the hedges of interest rate risk.
December 31, 2020

Hedging Instruments	Contract Amount (US$ in Millions)	Maturity
Interest rate futures contracts - US Treasury futures	US$88.7	March 2021

Hedged Items	Asset Carrying Amount	Accumulated Amount of Fair Value Hedge Adjustments
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets at FVTOCI	$ 6,198.7	$ 1.1
June 30, 2021

Hedging Instruments	Contract Amount (US$ in Millions)	Maturity
Interest rate futures contracts - US Treasury futures	US$74.2	September 2021

Hedged Items	Asset Carrying Amount	Accumulated Amount of Fair Value Hedge Adjustments
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets at FVTOCI	$ 5,708.0	$ 9.9
The effect for the six months ended June 30, 2020 and 2021 is detailed below:

Hedging Instruments/Hedged Items	Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness
	Six Months Ended June 30
	2020	2021
	NT$	NT$
	(In Millions)	(In Millions)
Hedging Instruments
Interest rate futures contracts - US Treasury futures	$(365.4)	$135.0
Hedged Items
Financial assets at FVTOCI	365.4	(135.0)

	$—	$—

Cash flow hedges [member]
Statement [LineItems]
Summary of Information Related to Hedged Items

Hedging Instruments/Hedged Items	Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness
	Six Months Ended June 30
	2020	2021
	NT$	NT$
	(In Millions)	(In Millions)
Hedging Instruments
Forward exchange contracts	$(42.8)	$(41.4)

Hedged Items
Forecast transaction (capital expenditures)	$42.8	$41.4